Other Payables and Accruals (Tables)	12 Months Ended
Jun. 30, 2024
Other Payables and Accruals [Abstract]
Schedule of Other Payables and Accruals
	June 30, 2024	June 30, 2023	June 30, 2022
	RM	RM	RM
Current liabilities
Other payables	328	195,181	157,213
Purchase of computer and equipments	-	-	8,200,000
Accruals	1,129,689	1,494,376	620,412
	1,130,017	1,689,557	8,977,625